CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (3,399)	$ (2,752)	$ (3,425)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	43	24	11
Amortization	12	9	9
Bad debt expense	7	2	7
Gain on disposal of investment in securities	(76)		(125)
Changes in the fair value of investment in equity securities recognized at fair value	2,110	(409)
Unrealized foreign exchange (gain) loss	(85)	1,022
Other		3
Net changes in:
Accounts receivable	(35)	64	3
Prepaid expenses	7	341	(313)
Prepaid licensing and royalty fees	152	(142)	96
Prepaid pension assets	9	(59)	(16)
Other assets	272	(141)	(151)
Accounts payable	(9)	(66)	47
Accrued expenses	31	(284)	(80)
Other liabilities	(232)	(121)	(198)
Net cash used in operating activities	(1,193)	(2,509)	(4,135)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment in securities	(105)
Purchases of property, plant and equipment	(52)	(52)	(76)
Increase in intangible assets	(6)	(18)	(17)
Proceeds from disposal of investment in securities	1,000		80
Increase in refundable deposits			(4)
Net cash provided by (used in) investing activities	837	(70)	(17)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	32	(75)	(89)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(324)	(2,654)	(4,241)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	39,107	41,761	46,002
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 38,783	$ 39,107	41,761
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax refunded during the year			$ (2)